Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Research and development, net	$ 12,261	$ 10,683
Marketing expenses	920	329
General and administrative	3,631	5,781
Total operating loss	16,812	16,793
Financial expenses, net	21	10,942
Loss before taxes on income	16,833	27,735
Tax on income	47	8
Net loss	16,880	27,743
Net comprehensive loss	$ 16,880	$ 27,743
Net loss per share, basic (in Dollars per share)	$ (0.24)	$ (0.48)
Weighted-average shares used in computing net loss per share, basic (in Shares)	69,262,381	58,023,875